VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—95.3%
Non-Agency—95.3%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$1,128	$ 1,140
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,138	1,083
2022-B, A1 144A 3.500%, 3/27/62(1)(2)	1,288	1,235
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(1)	230	229
AMSR Trust 2020-SFR2, C 144A 2.533%, 7/17/37(1)	750	743
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	214	203
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	110	98
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	611	603
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	293	291
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	297	289
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	732	705
2022-1, A1B 144A 3.269%, 12/25/56(1)(2)	670	615
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	199	183
2016-SH2, M2 144A 3.749%, 12/25/45(1)(2)	373	345
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	898	845
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	139	136
COLT Mortgage Loan Trust 2023-4, A1 144A 7.163%, 10/25/68(1)(2)	352	357
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	295	270
2020-3, A 144A 1.358%, 8/15/53(1)	169	165
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	208	201
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(2)	44	42
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	428	382
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	33	31
2022-1, A1 144A 2.206%, 1/25/67(1)(2)	708	615
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	403
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	72	66
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	239	218
	Par Value	Value
Non-Agency—continued
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	$1,373	$ 1,380
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	1,255	1,241
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	38	35
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	33	29
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	79	72
2017-5, A1 144A 5.011%, 10/26/48(1)(2)	31	32
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.185%, 4/25/46(1)(2)	969	950
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	206	207
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	373	375
MetLife Securitization Trust
2017-1A, M1 144A 3.435%, 4/25/55(1)(2)	1,110	986
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	49	48
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	1,226	1,220
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	409	394
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	520	517
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	82	81
2017-3, B1 144A 3.250%, 1/25/61(1)(2)	562	488
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	701
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	194	187
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	144	139
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	15	15
2016-3A, B1 144A 4.000%, 9/25/56(1)(2)	973	944
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	65	62
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	610	587
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	384	372
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	210	200
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(2)	74	69
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	33	32
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	257	250
See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	$ 530	$ 452
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	624	576
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	216	218
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	801	816
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	198	197
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(2)	751	753
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	665	647
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	394	393
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	205	178
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	270	271
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	31	31
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(2)	71	69
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	758	651
Towd Point Mortgage Trust
2016-4, B1 144A 4.007%, 7/25/56(1)(2)	885	848
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	320	312
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	378
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	860
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	25	24
2018-6, A1B 144A 3.750%, 3/25/58(1)(2)	420	401
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,070
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	274	263
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	790	713
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	870
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.035%, 5/25/58(1)(2)	215	216
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,055
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,329
2023-1, A1 144A 3.750%, 1/25/63(1)	74	71
2024-1, A1 144A 4.780%, 3/25/64(1)(2)	153	155
2017-6, A2 144A 3.000%, 10/25/57(1)(2)	991	932
	Par Value	Value
Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	$ 770	$ 756
2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,029
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	775	750
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(2)	335	333
2022-5, A1 144A 3.800%, 4/25/67(1)(2)	972	926
2022-6, A1 144A 4.910%, 6/25/67(1)(2)	208	207
2022-6, A3 144A 4.910%, 6/25/67(1)(2)	653	649
2022-7, A1 144A 5.152%, 7/25/67(1)(2)	890	886
2023-1, A1 144A 5.850%, 12/25/67(1)(2)	68	68
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	908	915
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	24	23
2020-1R, A2 144A 1.567%, 11/25/55(1)	100	95
2021-1R, A1 144A 1.280%, 5/25/56(1)	133	122
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	318	317
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	47	40
Total Mortgage-Backed Securities (Identified Cost $46,886)		44,971

Asset-Backed Securities—4.2%
Other—4.2%
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	248	246
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(2)	394	394
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	140
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	368	370

See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

	Other—continued
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	$ 832	$ 834
		1,984

	Total Asset-Backed Securities (Identified Cost $1,970)	1,984

	Total Long-Term Investments—99.5% (Identified Cost $48,856)	46,955

	TOTAL INVESTMENTS—99.5% (Identified Cost $48,856)	$46,955
	Other assets and liabilities, net—0.5%	255
	NET ASSETS—100.0%	$47,210
Abbreviations:
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $46,886 or 99.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$44,971	$44,971
Asset-Backed Securities	1,984	1,984
Total Investments	$46,955	$46,955
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET RMBS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.
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